CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
Other comprehensive (loss)/income, tax	¥ 0	¥ 0	¥ 0
Foreign currency translation difference, tax	¥ 0	¥ 0	¥ 0